COMMITMENTS AND CONTINGENCIES - Contingencies (Details) ¥ in Thousands, $ in Thousands, € in Millions									1 Months Ended											3 Months Ended	12 Months Ended
	Jan. 23, 2018 GW	Mar. 03, 2017	Oct. 19, 2015 CNY (¥) item	Oct. 19, 2015 USD ($) item	Jul. 14, 2015	Jun. 03, 2015 ¥ / W	Jan. 21, 2015	Nov. 07, 2012	Sep. 30, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017 CNY (¥)	Jul. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2012 CNY (¥)	Dec. 31, 2011 EUR (€)	Apr. 30, 2010 item	Jun. 30, 2008 item	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($) item	Dec. 31, 2007	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Contingencies
Loss contingency accruals																					$ 25,682					$ 22,654
Forecast
Contingencies
Term of tariff rate quota on import of CSPV cells and modules	4 years
Number of gigawatts | GW	2.5
Over-quota tariff rate on import of CSPV cells (as a percent)	30.00%
Tariff rate on import of CSPV modules (as a percent)	30.00%
Annual decline in percentage points (as a percent)	5.00%
Tariff Rate on import of CSPV cells and modules in second year (as a percent)	25.00%
Tariff Rate on import of CSPV cells and modules in third year (as a percent)	20.00%
Tariff Rate on import of CSPV cells and modules in fourth year (as a percent)	15.00%
Class Action Lawsuits Filed in New York
Contingencies
Number of subpoenas | item																								2
Number of lawsuits filed | item																								6
Countervailing and anti-dumping duties investigation
Contingencies
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)					9.67%		30.06%	13.94%			13.07%			8.52%							13.07%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)					20.94%		38.43%	15.24%	33.58%	18.30%			20.94%
Estimated cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)																					13.72%
Antidumping margin (as a percent)																					1.07%
Cash deposits for module imported from China																					$ 7,600
Cash deposit charged into cost of sales																					7,300
Cash deposit charged into inventories																					$ 300
Anti-dumping and countervailing measures period on CSPV modules and key components (i.e., cells) originating in or consigned from China		18 months
Canadian Solar-specific subsidies rate (RMB per Watt) | ¥ / W						0.014
Countervailing and anti-dumping duties investigation | Minimum
Contingencies
Cash deposit rate for anti-dumping duty on CSPV imported from Taiwan (as a percent)																					3.56%
Countervailing and anti-dumping duties investigation | Maximum
Contingencies
Cash deposit rate for anti-dumping duty on CSPV imported from Taiwan (as a percent)																					4.20%
Third Administrative Review of Solar 1
Contingencies
Amount of provision reversed																					$ 42,600
First Administrative Review of Solar 2
Contingencies
Amount of provision reversed																					15,000
Purchase commitment | Deutsche Solar AG
Contingencies
Period of supply agreement																									12 years
Amount not accrued due to take-or-pay provision of agreement which are void under the German law																								$ 21,144
Amount of damages that plaintiff can claim | €																	€ 148.6
Reclassification of provision for accrued losses on firm purchase commitments reserve to loss contingency accrual																							$ 27,862
Amount of bad debts allowance against the balance of advance payments																							$ 17,409
Loss contingency accruals																					$ 25,682
Purchase commitment | LDK
Contingencies
Period of supply agreement																									3 years
Amount of bad debts allowance against the balance of advance payments																											$ 9,798
Number of long-term supply purchase agreements entered into by the Company | item																			2
Number of long-term supply purchase agreements terminated by the Company | item																		2
Litigation settlement or awarded amount			¥ 132,700	$ 20,800								¥ 58,500				¥ 248,900
Court expenses | ¥												¥ 800
Arbitration expenses awarded to counterparty | ¥																¥ 2,320
Non-cash provision related to arbitration decision																				$ 8,600
True up provision																				$ 8,600
Number of silicon wafers committed to purchase | item			64,300,000	64,300,000
Period of purchase commitment															3 years
Settlement paid and recognized as General and administrative expenses																						$ 20,800